UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

May 31, 2012

Semi-Annual

Repor t

Legg Mason

Batterymarch

U.S. Large Cap

Equity Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch U.S. Large Cap Equity Fund

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 29, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended May 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.8% in the third quarter of 2011. The economy then gathered some momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department reported that first quarter 2012 GDP growth was 1.9%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.7%. Unemployment then generally declined over the next five months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May 2012. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 1.5% on a seasonally adjusted basis in May 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $182,600 in May 2012, up 7.9% from May 2011. In addition, the inventory of unsold homes fell 0.4% in May versus the previous month.

The manufacturing sector overcame a soft patch in the summer of 2011 and continued to expand during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. After falling to 52.4 in February, the PMI rose to 53.4 in March and 54.8 in April. The PMI then dipped to 53.5 in May 2012.

IV	Legg Mason Batterymarch U.S. Large Cap Equity Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, after the reporting period ended, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Performance review

For the six months ended May 31, 2012, Class IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund returned 5.98%. The Fund’s unmanaged benchmark, the Russell 1000 Indexv, returned 6.23% for the same period. The Lipper Large-Cap Core Funds Category Average1 returned 4.69% over the same time frame.

Performance Snapshot as of May 31, 2012 (unaudited)
6 months
Legg Mason Batterymarch U.S. Large Cap Equity Fund:
Class IS	5.98%
Class FI	5.82%
Class I	6.00%
Russell 1000 Index	6.23%
Lipper Large-Cap Core Funds Category Average[1]	4.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2012, the gross total annual operating expense ratios for Class IS, Class FI and Class I shares were 0.81%, 1.24% and 1.07%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest,

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 1,071 funds in the Fund’s Lipper category.

Legg Mason Batterymarch U.S. Large Cap Equity Fund	V

taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.80% for Class IS shares, 1.05% for Class FI shares and 0.80% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains late in the reporting period. Investor risk appetite was generally robust over the first four months of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. All told, for the six months ended May 31, 2012, the S&P 500 Indexvi returned 6.23%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended May 31, 2012, with the large-cap Russell 1000 Index returning 6.23%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 4.89% and 4.06%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 6.55% and 5.56%, respectively.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 29, 2012

RISKS: Common stocks are subject to market fluctuations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason Batterymarch U.S. Large Cap Equity Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii The	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2012 and November 30, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2011 and held for the six months ended May 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	5.98%	$1,000.00	$1,059.80	0.80%	$4.12	Class IS	5.00%	$1,000.00	$1,021.00	0.80%	$4.04
Class FI	5.82	1,000.00	1,058.20	1.05	5.40	Class FI	5.00	1,000.00	1,019.75	1.05	5.30
Class I	6.00	1,000.00	1,060.00	0.80	4.12	Class I	5.00	1,000.00	1,021.00	0.80	4.04

[1]	For the six months ended May 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 13.1%
Household Durables — 0.3%
Tupperware Brands Corp.	18,500	$999,925
Internet & Catalog Retail — 0.6%
Amazon.com Inc.	7,300	1,554,243	*
Expedia Inc.	17,650	809,959
Total Internet & Catalog Retail		2,364,202
Media — 5.3%
CBS Corp., Class B Shares	133,500	4,261,320
Charter Communications Inc., Class A Shares	32,900	2,062,830	*
Comcast Corp., Class A Shares	93,890	2,714,360
DIRECTV, Class A Shares	34,100	1,515,745	*
Discovery Communications Inc., Class A Shares	12,300	616,230	*
DISH Network Corp., Class A Shares	33,100	928,124
Omnicom Group Inc.	21,500	1,025,120
Time Warner Cable Inc.	17,860	1,346,644
Time Warner Inc.	74,000	2,550,780
Viacom Inc., Class B Shares	59,600	2,844,708
Total Media		19,865,861
Multiline Retail — 2.5%
Dillard’s Inc., Class A Shares	53,200	3,577,168
Macy’s Inc.	74,400	2,830,920
Target Corp.	47,500	2,750,725
Total Multiline Retail		9,158,813
Specialty Retail — 3.7%
Advance Auto Parts Inc.	11,400	831,516
AutoZone Inc.	5,700	2,167,482	*
Foot Locker Inc.	37,100	1,177,554
Home Depot Inc.	62,800	3,098,552
O’Reilly Automotive Inc.	9,900	948,321	*
PetSmart Inc.	35,539	2,290,133
Ross Stores Inc.	53,340	3,372,688
Total Specialty Retail		13,886,246
Textiles, Apparel & Luxury Goods — 0.7%
Coach Inc.	15,800	1,065,710
Ralph Lauren Corp.	11,100	1,651,680
Total Textiles, Apparel & Luxury Goods		2,717,390
Total Consumer Discretionary		48,992,437

See Notes to Financial Statements.

4	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Consumer Staples — 8.7%
Beverages — 2.1%
Coca-Cola Co.	26,000	$1,942,980
Coca-Cola Enterprises Inc.	94,260	2,578,953
Constellation Brands Inc., Class A Shares	94,300	1,819,047	*
PepsiCo Inc.	21,900	1,485,915
Total Beverages		7,826,895
Food & Staples Retailing — 1.3%
CVS Caremark Corp.	77,200	3,469,368
Wal-Mart Stores Inc.	19,190	1,263,086
Total Food & Staples Retailing		4,732,454
Food Products — 2.3%
ConAgra Foods Inc.	53,500	1,345,525
Dean Foods Co.	116,100	1,815,804	*
Hormel Foods Corp.	71,300	2,132,583
Kellogg Co.	9,800	478,044
Kraft Foods Inc., Class A Shares	31,800	1,216,986
Tyson Foods Inc., Class A Shares	88,700	1,718,119
Total Food Products		8,707,061
Household Products — 1.3%
Kimberly-Clark Corp.	25,500	2,023,425
Procter & Gamble Co.	47,620	2,966,250
Total Household Products		4,989,675
Tobacco — 1.7%
Lorillard Inc.	17,200	2,125,920
Philip Morris International Inc.	51,060	4,315,081
Total Tobacco		6,441,001
Total Consumer Staples		32,697,086
Energy — 11.2%
Energy Equipment & Services — 1.8%
Halliburton Co.	25,600	769,536
Oceaneering International Inc.	42,000	1,941,240
Oil States International Inc.	50,530	3,363,782	*
RPC Inc.	76,500	794,070
Total Energy Equipment & Services		6,868,628
Oil, Gas & Consumable Fuels — 9.4%
Chevron Corp.	79,840	7,849,070
ConocoPhillips	56,100	2,926,176
Exxon Mobil Corp.	163,885	12,886,278

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	5

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Marathon Petroleum Corp.	74,400	$2,683,608
Occidental Petroleum Corp.	47,500	3,765,325
Phillips 66	28,050	842,341	*
Tesoro Corp.	61,100	1,351,532	*
Valero Energy Corp.	130,800	2,759,880
Total Oil, Gas & Consumable Fuels		35,064,210
Total Energy		41,932,838
Financials — 12.3%
Capital Markets — 0.3%
Ameriprise Financial Inc.	22,500	1,078,200
Commercial Banks — 3.6%
BOK Financial Corp.	15,900	886,425
East-West Bancorp Inc.	70,200	1,571,778
Regions Financial Corp.	121,200	762,348
U.S. Bancorp	126,800	3,944,748
Wells Fargo & Co.	199,740	6,401,667
Total Commercial Banks		13,566,966
Consumer Finance — 0.9%
Discover Financial Services	97,200	3,218,292
Diversified Financial Services — 2.9%
Bank of America Corp.	232,620	1,709,757
Citigroup Inc.	81,230	2,153,408
JPMorgan Chase & Co.	137,455	4,556,633
Nasdaq OMX Group Inc.	58,900	1,288,732	*
Principal Financial Group Inc.	47,750	1,172,740
Total Diversified Financial Services		10,881,270
Insurance — 2.9%
AFLAC Inc.	34,550	1,384,764
Allstate Corp.	48,500	1,646,090
Assurant Inc.	55,480	1,851,922
Berkshire Hathaway Inc., Class B Shares	29,000	2,301,440	*
Prudential Financial Inc.	45,800	2,127,410
Torchmark Corp.	24,100	1,124,506
Validus Holdings Ltd.	18,000	564,840
Total Insurance		11,000,972
Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment and Management Co., Class A Shares	70,150	1,898,960
Camden Property Trust	28,400	1,849,124

See Notes to Financial Statements.

6	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
DDR Corp.	55,900	$776,451
Kimco Realty Corp.	35,900	644,405
Regency Centers Corp.	27,600	1,209,156
Total Real Estate Investment Trusts (REITs)		6,378,096
Total Financials		46,123,796
Health Care — 11.4%
Biotechnology — 1.0%
Amgen Inc.	22,930	1,594,094
Celgene Corp.	12,500	853,125	*
Gilead Sciences Inc.	25,900	1,293,705	*
Total Biotechnology		3,740,924
Health Care Equipment & Supplies — 1.1%
Baxter International Inc.	39,300	1,989,366
Covidien PLC	23,700	1,227,186
Medtronic Inc.	28,300	1,042,572
Total Health Care Equipment & Supplies		4,259,124
Health Care Providers & Services — 3.6%
Aetna Inc.	54,348	2,222,290
Cardinal Health Inc.	56,680	2,345,418
CIGNA Corp.	37,200	1,633,452
Express Scripts Holding Co.	28,382	1,481,256	*
Humana Inc.	32,400	2,475,036
UnitedHealth Group Inc.	60,640	3,381,893
Total Health Care Providers & Services		13,539,345
Life Sciences Tools & Services — 0.6%
Charles River Laboratories International Inc.	32,400	1,081,512	*
PerkinElmer Inc.	35,400	941,640
Total Life Sciences Tools & Services		2,023,152
Pharmaceuticals — 5.1%
Abbott Laboratories	43,300	2,675,507
Bristol-Myers Squibb Co.	29,500	983,530
Eli Lilly & Co.	67,580	2,767,401
Forest Laboratories Inc.	34,100	1,193,500	*
Johnson & Johnson	33,480	2,090,156
Merck & Co. Inc.	85,994	3,231,655
Pfizer Inc.	274,041	5,993,277
Total Pharmaceuticals		18,935,026
Total Health Care		42,497,571

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	7

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Industrials — 10.3%
Aerospace & Defense — 1.6%
Boeing Co.	5,200	$361,972
Honeywell International Inc.	16,130	897,796
ITT Corp.	21,300	437,289
Lockheed Martin Corp.	15,410	1,275,948
Northrop Grumman Corp.	29,900	1,756,625
Raytheon Co.	27,090	1,363,169
Total Aerospace & Defense		6,092,799
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Class B Shares	10,660	798,860
Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	17,100	607,392	*
Industrial Conglomerates — 4.1%
General Electric Co.	408,020	7,789,102
Tyco International Ltd.	81,899	4,353,751
United Technologies Corp.	40,300	2,986,633
Total Industrial Conglomerates		15,129,486
Machinery — 2.9%
AGCO Corp.	36,400	1,463,644	*
Caterpillar Inc.	17,800	1,559,636
Cummins Inc.	22,300	2,161,985
Dover Corp.	22,600	1,278,256
Illinois Tool Works Inc.	31,900	1,791,185
Joy Global Inc.	13,700	765,282
Navistar International Corp.	19,600	547,624	*
Timken Co.	17,700	844,290
Wabtec Corp.	8,100	588,141
Total Machinery		11,000,043
Professional Services — 0.3%
Manpower Inc.	26,200	941,890
Road & Rail — 1.0%
CSX Corp.	61,500	1,284,735
J.B. Hunt Transport Services Inc.	26,300	1,502,519
Norfolk Southern Corp.	15,500	1,015,560
Total Road & Rail		3,802,814
Total Industrials		38,373,284

See Notes to Financial Statements.

8	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Information Technology — 22.2%
Communications Equipment — 2.4%
Cisco Systems Inc.	289,020	$4,719,697
QUALCOMM Inc.	75,490	4,326,332
Total Communications Equipment		9,046,029
Computers & Peripherals — 6.7%
Apple Inc.	33,120	19,134,417	*
Dell Inc.	150,800	1,859,364	*
Hewlett-Packard Co.	109,370	2,480,512
QLogic Corp.	44,500	605,645	*
Western Digital Corp.	30,200	947,978	*
Total Computers & Peripherals		25,027,916
Electronic Equipment, Instruments & Components — 0.6%
Avnet Inc.	35,400	1,079,346	*
Tech Data Corp.	24,400	1,161,684	*
Total Electronic Equipment, Instruments & Components		2,241,030
Internet Software & Services — 1.6%
eBay Inc.	54,000	2,116,260	*
Google Inc., Class A Shares	6,500	3,775,590	*
Total Internet Software & Services		5,891,850
IT Services — 3.4%
International Business Machines Corp.	39,320	7,584,828
MasterCard Inc., Class A Shares	4,400	1,788,644
Visa Inc., Class A Shares	27,850	3,208,320
Total IT Services		12,581,792
Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials Inc.	110,200	1,138,366
Intel Corp.	260,100	6,720,984
LSI Corp.	234,800	1,561,420	*
Total Semiconductors & Semiconductor Equipment		9,420,770
Software — 5.0%
Activision Blizzard Inc.	175,400	2,059,196
Adobe Systems Inc.	39,300	1,220,265	*
Microsoft Corp.	294,750	8,603,752
Oracle Corp.	155,710	4,121,644
Symantec Corp.	108,200	1,605,688	*
VMware Inc., Class A Shares	13,900	1,292,839	*
Total Software		18,903,384
Total Information Technology		83,112,771

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	9

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Materials — 4.8%
Chemicals — 2.7%
CF Industries Holdings Inc.	10,980	$1,877,141
E.I. du Pont de Nemours & Co.	27,580	1,331,011
Huntsman Corp.	75,000	960,000
Monsanto Co.	15,600	1,204,320
Mosaic Co.	32,000	1,525,760
PPG Industries Inc.	24,500	2,534,280
Rockwood Holdings Inc.	17,800	861,520	*
Total Chemicals		10,294,032
Metals & Mining — 1.5%
Alcoa Inc.	91,400	781,470
Freeport-McMoRan Copper & Gold Inc.	86,800	2,781,072
Yamana Gold Inc.	129,390	1,885,212
Total Metals & Mining		5,447,754
Paper & Forest Products — 0.6%
Domtar Corp.	14,900	1,178,739
International Paper Co.	39,600	1,156,320
Total Paper & Forest Products		2,335,059
Total Materials		18,076,845
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.2%
AT&T Inc.	98,660	3,371,212
Verizon Communications Inc.	115,360	4,803,590
Total Telecommunication Services		8,174,802
Utilities — 3.0%
Electric Utilities — 0.5%
ITC Holdings Corp.	15,400	1,061,830
Pinnacle West Capital Corp.	15,590	769,834
Total Electric Utilities		1,831,664
Independent Power Producers & Energy Traders — 0.4%
AES Corp.	129,100	1,560,819	*
Multi-Utilities — 1.8%
Alliant Energy Corp.	50,400	2,201,976
CenterPoint Energy Inc.	43,400	877,982
CMS Energy Corp.	64,700	1,507,510
NiSource Inc.	88,100	2,210,429
Total Multi-Utilities		6,797,897

See Notes to Financial Statements.

10	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security			Shares	Value
Water Utilities — 0.3%
American Water Works Co. Inc.			34,900	$1,193,929
Total Utilities				11,384,309
Total Investments before Short-Term Investments (Cost — $333,349,749)				371,365,739

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
State Street Bank & Trust Co. repurchase agreement dated 5/31/12; Proceeds at maturity — $2,121,001; (Fully collateralized by U.S. Treasury Notes, 2.625% due 8/15/20; Market Value — $2,164,701) (Cost — $2,121,000)	0.010%	6/1/12	$2,121,000	2,121,000
Total Investments — 99.8% (Cost — $335,470,749#)				373,486,739
Other Assets in Excess of Liabilities — 0.2%				824,620
Total Net Assets — 100.0%				$374,311,359

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2012

Assets:
Investments, at value (Cost — $335,470,749)	$373,486,739
Cash	549
Receivable for securities sold	1,298,584
Dividends and interest receivable	976,780
Receivable for Fund shares sold	357,818
Prepaid expenses	29,384
Total Assets	376,149,854

Liabilities:
Payable for securities purchased	1,493,040
Investment management fee payable	237,033
Payable for Fund shares repurchased	66,560
Trustees’ fees payable	4,078
Service and/or distribution fees payable	305
Accrued expenses	37,479
Total Liabilities	1,838,495
Total Net Assets	$374,311,359

Net Assets:
Par value (Note 7)	$343
Paid-in capital in excess of par value	358,254,903
Undistributed net investment income	1,625,073
Accumulated net realized loss on investments	(23,584,950)
Net unrealized appreciation on investments	38,015,990
Total Net Assets	$374,311,359

Shares Outstanding:
Class IS	34,119,013
Class FI	135,823
Class I	4,390

Net Asset Value:
Class IS (and redemption price)	$10.93
Class FI (and redemption price)	$10.92
Class I (and redemption price)	$10.90

See Notes to Financial Statements.

12	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2012

Investment Income:
Dividends	$3,888,293
Interest	80
Less: Foreign taxes withheld	(2,038)
Total Investment Income	3,886,335

Expenses:
Investment management fee (Note 2)	1,440,778
Legal fees	25,633
Registration fees	19,571
Fund accounting fees	18,290
Audit and tax	17,959
Shareholder reports	16,663
Trustees’ fees	16,237
Insurance	6,260
Transfer agent fees (Note 5)	6,053
Custody fees	2,413
Service and/or distribution fees (Notes 2 and 5)	1,843
Miscellaneous expenses	4,108
Total Expenses	1,575,808
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(37,137)
Net Expenses	1,538,671
Net Investment Income	2,347,664

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain from Investment Transactions	6,245,593
Change in Net Unrealized Appreciation (Depreciation) from Investments	13,098,199
Net Gain on Investments	19,343,792
Increase in Net Assets from Operations	$21,691,456

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2012 (unaudited) and the Year Ended November 30, 2011	2012	2011

Operations:
Net investment income	$2,347,664	$6,198,314
Net realized gain	6,245,593	39,200,209
Change in net unrealized appreciation (depreciation)	13,098,199	(18,375,186)
Increase from payment by affiliate	—	105,742
Increase in Net Assets From Operations	21,691,456	27,129,079

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,800,016)	(7,000,008)
Decrease in Net Assets From Distributions to Shareholders	(5,800,016)	(7,000,008)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	22,028,184	59,320,951
Reinvestment of distributions	5,800,016	7,000,008
Cost of shares repurchased	(34,368,630)	(249,970,539)
Decrease in Net Assets From Fund Share Transactions	(6,540,430)	(183,649,580)
Increase (Decrease) in Net Assets	9,351,010	(163,520,509)

Net Assets:
Beginning of period	364,960,349	528,480,858
End of period*	$374,311,359	$364,960,349
* Includes undistributed net investment income of:	$1,625,073	$5,077,425

See Notes to Financial Statements.

14	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2012[2]	2011	2010	2009	2008[3]

Net asset value, beginning of period	$10.48	$9.95	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.07	0.13	0.12	0.11	0.08
Net realized and unrealized gain (loss)	0.55	0.53	0.87	1.50	(3.97)
Total income (loss) from operations	0.62	0.66	0.99	1.61	(3.89)

Less distributions from:
Net investment income	(0.17)	(0.13)	(0.10)	(0.06)	—
Total distributions	(0.17)	(0.13)	(0.10)	(0.06)	—

Net asset value, end of period	$10.93	$10.48	$9.95	$9.06	$7.51
Total return[4]	5.98%	6.66%[5]	10.99%	21.56%	(34.12)%

Net assets, end of period (000s)	$372,780	$363,532	$527,612	$503,796	$399,753

Ratios to average net assets:
Gross expenses	0.82%[6]	0.81%	0.80%	0.80%	0.87%[6]
Net expenses[7,8,9]	0.80 [6]	0.80	0.79	0.80	0.80 [6]
Net investment income	1.22 [6]	1.20	1.28	1.39	1.62 [6]

Portfolio turnover rate	22%	64%	62%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2012[2]	2011	2010	2009	2008[3]

Net asset value, beginning of period	$10.46	$9.93	$9.04	$7.50	$11.40

Income (loss) from operations:
Net investment income	0.05	0.11	0.10	0.09	0.07
Net realized and unrealized gain (loss)	0.55	0.52	0.87	1.49	(3.97)
Total income (loss) from operations	0.60	0.63	0.97	1.58	(3.90)

Less distributions from:
Net investment income	(0.14)	(0.10)	(0.08)	(0.04)	—
Total distributions	(0.14)	(0.10)	(0.08)	(0.04)	—

Net asset value, end of period	$10.92	$10.46	$9.93	$9.04	$7.50
Total return[4]	5.82%	6.39%[5]	10.73%	21.15%	(34.21)%

Net assets, end of period (000s)	$1,483	$1,383	$845	$79	$66

Ratios to average net assets:
Gross expenses	1.30%[6]	1.24%	1.30%	2.39%	4.35%[6]
Net expenses[7,8,9]	1.05 [6]	1.05	1.05	1.05	1.05 [6]
Net investment income	0.97 [6]	1.02	1.08	1.15	1.15 [6]

Portfolio turnover rate	22%	64%	62%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008[3]

Net asset value, beginning of period	$10.45	$9.92	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.07	0.13	0.11	0.11	0.08
Net realized and unrealized gain (loss)	0.55	0.53	0.85	1.50	(3.97)
Total income (loss) from operations	0.62	0.66	0.96	1.61	(3.89)

Less distributions from:
Net investment income	(0.17)	(0.13)	(0.10)	(0.06)	—
Total distributions	(0.17)	(0.13)	(0.10)	(0.06)	—

Net asset value, end of period	$10.90	$10.45	$9.92	$9.06	$7.51
Total return[4]	6.00%	6.68%[5]	10.66%	21.56%	(34.12)%

Net assets, end of period (000s)	$48	$45	$24	$101	$66

Ratios to average net assets:
Gross expenses	1.05%[6]	1.07%	1.16%	2.13%	4.12%[6]
Net expenses[7,8,9]	0.80 [6]	0.80	0.80	0.80	0.80 [6]
Net investment income	1.23 [6]	1.28	1.20	1.37	1.40 [6]

Portfolio turnover rate	22%	64%	62%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

18	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	19

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$371,365,739	—	—	$371,365,739
Short-term investments†	—	$2,121,000	—	2,121,000
Total investments	$371,365,739	$2,121,000	—	$373,486,739

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

20	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	21

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays a investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

22	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS, Class FI and Class I shares did not exceed 0.80%, 1.05% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended May 31, 2012, fees waived and/or expenses reimbursed amounted to $37,137.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$84,323,420
Sales	92,560,798

At May 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,506,249
Gross unrealized depreciation	(18,490,259)
Net unrealized appreciation	$38,015,990

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report	23

For the six months ended May 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class IS	—	$4,297
Class FI	$1,843	1,698
Class I	—	58
Total	$1,843	$6,053

For the six months ended May 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class IS	$35,249
Class FI	1,827
Class I	61
Total	$37,137

6. Distributions to shareholders by class

	Six Months Ended May 31, 2012	Year Ended November 30, 2011
Net Investment Income:
Class IS	$5,780,808	$6,990,803
Class FI	18,485	8,892
Class I	723	313
Total	$5,800,016	$7,000,008

7. Shares of beneficial interest

At May 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount
Class IS
Shares sold	1,946,904	$21,899,933	5,755,421	$58,679,066
Shares issued on reinvestment	557,455	5,780,808	668,976	6,990,803
Shares repurchased	(3,073,832)	(34,255,741)	(24,787,138)	(249,847,226)
Net decrease	(569,473)	$(6,575,000)	(18,362,741)	$(184,177,357)

Class FI
Shares sold	11,623	$128,251	57,986	$620,981
Shares issued on reinvestment	1,782	18,485	850	8,892
Shares repurchased	(9,741)	(112,889)	(11,813)	(123,313)
Net increase	3,664	$33,847	47,023	$506,560

24	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount
Class I
Shares sold	—	—	1,915	$20,904
Shares issued on reinvestment	70	$723	30	313
Net increase	70	$723	1,945	$21,217

8. Capital loss carryforward

As of November 30, 2011, the Fund had a net capital loss carryforward of approximately $28,016,745 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Batterymarch

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Batterymarch U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/12 SR12-1686

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	July 25, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of Legg Mason Partners Equity Trust

Date:	July 25, 2012